Quarterly Results of Operations (Unaudited) (Restated for Discontinued Operations) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following table sets forth a summary of the Company’s consolidated unaudited quarterly results of operations for the years ended December 31, 2012 and 2011, in thousands of dollars, except per share amounts.

	Quarters
	First	Second	Third	Fourth
Revenue:
2012	$234,220	$271,865	$265,855	$293,069
2011	$212,740	$236,041	$234,805	$253,406
Cost of services sold:
2012	$174,800	$186,240	$179,069	$194,031
2011	$155,289	$159,208	$172,874	$180,291
Income (loss) from continuing operations:
2012	$(22,809)	$(15,149)	$(11,832)	$(21,710)
2011	$(5,960)	$4,658	$(16,682)	$(54,773)
Net income (loss) attributable to MDC Partners Inc.:
2012	$(26,281)	$(20,114)	$(14,496)	$(24,548)
2011	$(8,685)	$1,325	$(19,574)	$(57,740)

	Quarters
	First	Second	Third	Fourth
Income (loss) per common share:
Basic
Continuing operations:
2012	$(0.82)	$(0.56)	$(0.42)	$(0.75)
2011	$(0.27)	$0.07	$(0.64)	$(1.94)
Net income (loss):
2012	$(0.88)	$(0.65)	$(0.47)	$(0.79)
2011	$(0.31)	$0.05	$(0.67)	$(1.97)
Diluted
Continuing operations:
2012	$(0.82)	$(0.56)	$(0.42)	$(0.75)
2011	$(0.27)	$0.06	$(0.64)	$(1.94)
Net income (loss):
2012	$(0.88)	$(0.65)	$(0.47)	$(0.79)
2011	$(0.31)	$0.04	$(0.67)	$(1.97)